UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05207

ALLIANCEBERNSTEIN INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: December 31, 2016

Date of reporting period: March 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Income Fund

Portfolio of Investments

March 31, 2016 (unaudited)

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 110.7%
United States - 110.7%
U.S. Treasury Bonds
3.125%, 8/15/44	U.S.$	70,188	$77,645,475
5.375%, 2/15/31		1,961	2,811,813
6.25%, 5/15/30 (a)		217,135	331,224,243
6.375%, 8/15/27 (a)		223,224	326,125,130
6.50%, 11/15/26 (a)		183,000	265,643,166
8.00%, 11/15/21		27,000	36,742,140
8.75%, 8/15/20		39,500	52,240,290
U.S. Treasury Notes
0.75%, 2/28/18		67,000	67,015,678
1.25%, 1/31/20		33,000	33,226,875
1.75%, 9/30/22		35,000	35,537,320
2.125%, 8/31/20 (a)(b)		150,000	156,152,400
2.125%, 9/30/21		34,672	36,092,755
2.375%, 12/31/20		23,080	24,310,626
3.125%, 5/15/21		95,000	103,739,240
3.50%, 5/15/20 (b)		27,608	30,242,631
3.625%, 2/15/21 (a)(b)(c)		295,000	328,337,360

Total Governments - Treasuries (cost $1,787,357,984)			1,907,087,142

CORPORATES - NON-INVESTMENT GRADE - 6.6%
Industrial - 5.4%
Basic - 0.2%
ArcelorMittal
8.00%, 10/15/39		1,846	1,606,020
Cliffs Natural Resources, Inc.
8.25%, 3/31/20 (d)		1,759	1,517,137
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (e)(f)		1,407	70,350
Novelis, Inc.
8.75%, 12/15/20		417	420,878

			3,614,385

Capital Goods – 0.2%
Apex Tool Group LLC
7.00%, 2/01/21 (d)		1,380	1,117,800
Bombardier, Inc.
4.75%, 4/15/19 (d)		1,720	1,492,100
Sealed Air Corp.
6.875%, 7/15/33 (d)		1,446	1,529,145

			4,139,045

Communications - Media - 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.25%, 9/30/22		1,039	1,070,170
CCOH Safari LLC
5.75%, 2/15/26 (d)		1,770	1,831,950
DISH DBS Corp.
5.875%, 11/15/24		3,303	3,030,502

	Principal Amount (000)		U.S. $ Value
Hughes Satellite Systems Corp.
7.625%, 6/15/21	U.S.$	2,111	$2,353,765
Intelsat Jackson Holdings SA
7.25%, 4/01/19		2,111	1,556,863
Quebecor Media, Inc.
5.75%, 1/15/23		2,145	2,209,350
Unitymedia GmbH
6.125%, 1/15/25 (d)		2,749	2,857,256
Univision Communications, Inc.
5.125%, 5/15/23 (d)		1,645	1,636,775
UPCB Finance IV Ltd.
5.375%, 1/15/25 (d)		700	708,750
Virgin Media Finance PLC
5.25%, 2/15/22		2,246	2,032,630

			19,288,011

Communications - Telecommunications - 0.7%
Altice Luxembourg SA
7.75%, 5/15/22 (d)		1,342	1,320,635
Columbus International, Inc.
7.375%, 3/30/21 (d)		1,932	2,043,090
Frontier Communications Corp.
6.25%, 9/15/21		1,500	1,386,585
Numericable-SFR SA
6.25%, 5/15/24 (d)		766	742,637
Sable International Finance Ltd.
6.875%, 8/01/22 (d)		657	657,000
Sprint Corp.
7.625%, 2/15/25		2,635	1,956,488
T-Mobile USA, Inc.
6.50%, 1/15/26		1,452	1,508,265
Windstream Services LLC
7.50%, 4/01/23		2,000	1,495,000
7.75%, 10/01/21		1,070	872,719

			11,982,419

Consumer Cyclical - Automotive - 0.4%
Exide Technologies
Series AI
7.00%, 4/30/25 (g)(h)(i)(j)		2,341	1,779,181
11.00%, 4/30/20 (j)(k)		5,354	4,229,763

			6,008,944

Consumer Cyclical - Other - 0.2%
International Game Technology PLC
6.50%, 2/15/25 (d)		1,923	1,903,770
Shea Homes LP/Shea Homes Funding Corp.
6.125%, 4/01/25 (d)		697	683,060
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.875%, 4/15/23 (d)		1,008	967,680

			3,554,510

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Retailers - 0.2%
American Tire Distributors, Inc.
10.25%, 3/01/22 (d)	U.S.$	1,312	$1,180,800
Argos Merger Sub, Inc.
7.125%, 3/15/23 (d)		1,007	1,070,441
Neiman Marcus Group Ltd. LLC
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (d)(j)		852	656,568

			2,907,809

Consumer Non-Cyclical - 0.7%
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK), 9/15/18 (d)(j)		780	593,775
CHS/Community Health Systems, Inc.
6.875%, 2/01/22		1,646	1,485,515
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23-2/01/25 (d)		1,734	1,631,329
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19		2,256	2,224,980
LifePoint Health, Inc.
5.875%, 12/01/23		2,148	2,244,660
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (d)		653	576,273
Post Holdings, Inc.
7.375%, 2/15/22		705	745,537
Valeant Pharmaceuticals International, Inc.
4.50%, 5/15/23 (d)	EUR	1,800	1,505,441
6.125%, 4/15/25 (d)	U.S.$	2,277	1,753,290

			12,760,800

Energy - 1.1%
Berry Petroleum Co. LLC
6.375%, 9/15/22		3,107	559,260
Bonanza Creek Energy, Inc.
6.75%, 4/15/21		320	89,600
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, 4/15/22		1,374	137,400
Denbury Resources, Inc.
4.625%, 7/15/23		332	138,610
5.50%, 5/01/22		2,118	953,100
Energy Transfer Equity LP
5.875%, 1/15/24		2,214	1,892,970
Energy XXI Gulf Coast, Inc.
11.00%, 3/15/20 (d)		2,102	294,280
Golden Energy Offshore Services AS
8.31% (NIBOR 3 Month + 7.25%), 5/28/17 (f)(l)	NOK	14,813	358,029
Hornbeck Offshore Services, Inc.
5.875%, 4/01/20	U.S.$	2,737	1,655,885
Paragon Offshore PLC
6.75%, 7/15/22 (d)(e)		849	222,863
7.25%, 8/15/24 (d)(e)		3,230	864,025

	Principal Amount (000)		U.S. $ Value
Sabine Pass Liquefaction LLC
5.625%, 3/01/25	U.S.$	3,686	$3,515,522
SandRidge Energy, Inc.
7.50%, 2/15/23		1,259	61,376
SM Energy Co.
5.625%, 6/01/25		946	657,177
6.125%, 11/15/22		877	639,333
6.50%, 1/01/23		731	515,355
Tervita Corp.
8.00%, 11/15/18 (d)		1,327	942,170
Vantage Drilling International
7.125%, 4/01/23 (g)(h)(m)		3,068	0	^
10.00%, 12/31/20 (g)		168	164,640
Whiting Petroleum Corp.
5.00%, 3/15/19		165	114,263
5.75%, 3/15/21		1,940	1,290,100
6.25%, 4/01/23		2,779	1,868,877
WPX Energy, Inc.
5.25%, 9/15/24		2,314	1,608,230
8.25%, 8/01/23		250	193,750

			18,736,815

Other Industrial - 0.1%
Safway Group Holding LLC/Safway Finance Corp.
7.00%, 5/15/18 (d)		1,650	1,654,125

Technology - 0.2%
Avaya, Inc.
7.00%, 4/01/19 (d)		1,245	840,375
Energizer Holdings, Inc.
5.50%, 6/15/25 (d)		936	940,680
Ensemble S Merger Sub, Inc.
9.00%, 9/30/23 (d)		1,246	1,221,080
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK), 5/01/21 (d)(j)		1,638	1,224,405

			4,226,540

Transportation - Services - 0.3%
Hertz Corp. (The)
5.875%, 10/15/20		2,710	2,741,436
XPO CNW, Inc.
6.70%, 5/01/34		2,134	1,493,800
XPO Logistics, Inc.
6.50%, 6/15/22 (d)		144	139,860

			4,375,096

			93,248,499

	Principal Amount (000)		U.S. $ Value
Financial Institutions - 1.0%
Banking - 0.8%
Barclays Bank PLC
6.86%, 6/15/32 (d)(n)	U.S.$	656	$754,400
7.625%, 11/21/22		654	703,050
Citigroup, Inc.
5.95%, 1/30/23 (n)		2,055	1,979,863
Series P
5.95%, 5/15/25 (n)		1,850	1,776,000
Credit Agricole SA
7.875%, 1/23/24 (d)(n)		549	518,805
Credit Suisse Group AG
7.50%, 12/11/23 (d)(n)		2,066	2,029,845
Intesa Sanpaolo SpA
5.017%, 6/26/24 (d)		1,462	1,369,080
Royal Bank of Scotland Group PLC
Series U
7.64%, 9/30/17 (n)		2,200	2,136,750
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (d)		596	630,330
Societe Generale SA
8.00%, 9/29/25 (d)(n)		1,821	1,766,370

			13,664,493

Finance – 0.1%
Creditcorp
12.00%, 7/15/18 (d)		2,000	1,060,000

Other Finance – 0.1%
iPayment, Inc.
9.50%, 12/15/19 (d)		88	91,815
Series AI
9.50%, 12/15/19		1,763	1,838,383

			1,930,198

REITS - 0.0%
FelCor Lodging LP
6.00%, 6/01/25		18	18,585

			16,673,276

Utility - 0.2%
Electric - 0.2%
Dynegy, Inc.
7.375%, 11/01/22		1,445	1,336,625
GenOn Energy, Inc.
9.50%, 10/15/18		2,087	1,523,510
Talen Energy Supply LLC
4.60%, 12/15/21		965	772,000

			3,632,135

Total Corporates - Non-Investment Grade (cost $137,948,349)			113,553,910

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.9%
Risk Share Floating Rate - 4.2%
Bellemeade Re Ltd.
Series 2015-1A, Class M1
2.933% (LIBOR 1 Month + 2.50%), 7/25/25 (f)(l)	U.S.$	3,677	$3,632,170
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.583% (LIBOR 1 Month + 7.15%), 7/25/23 (l)		3,250	3,691,760
Series 2013-DN2, Class M2
4.683% (LIBOR 1 Month + 4.25%), 11/25/23 (l)		5,605	5,523,446
Series 2014-DN1, Class M2
2.633% (LIBOR 1 Month + 2.20%), 2/25/24 (l)		4,085	4,071,867
Series 2014-DN1, Class M3
4.933% (LIBOR 1 Month + 4.50%), 2/25/24 (l)		4,455	4,384,810
Series 2014-DN2, Class M3
4.033% (LIBOR 1 Month + 3.60%), 4/25/24 (l)		4,170	3,936,171
Series 2014-DN3, Class M3
4.433% (LIBOR 1 Month + 4.00%), 8/25/24 (l)		5,065	4,937,963
Series 2014-DN4, Class M3
4.983% (LIBOR 1 Month + 4.55%), 10/25/24 (l)		700	695,420
Series 2014-HQ2, Class M3
4.183% (LIBOR 1 Month + 3.75%), 9/25/24 (l)		1,010	938,504
Series 2015-DNA1, Class M3
3.733% (LIBOR 1 Month + 3.30%), 10/25/27 (l)		505	476,315
Series 2015-DNA2, Class M2
3.033% (LIBOR 1 Month + 2.60%), 12/25/27 (l)		4,856	4,851,032
Series 2015-DNA3, Class M3
5.133% (LIBOR 1 Month + 4.70%), 4/25/28 (l)		976	930,136
Series 2015-HQA1, Class B
9.233% (LIBOR 1 Month + 8.80%), 3/25/28 (l)		1,590	1,297,508
Series 2015-HQA1, Class M3
5.133% (LIBOR 1 Month + 4.70%), 3/25/28 (l)		1,845	1,758,556
Series 2015-HQA2, Class M3
5.233% (LIBOR 1 Month + 4.80%), 5/25/28 (l)		666	634,674
Series 2016-DNA1, Class M2
3.333% (LIBOR 1 Month + 2.90%), 7/25/28 (l)		1,228	1,234,775

	Principal Amount (000)		U.S. $ Value
Series 2016-HQA1, Class M3
6.791% (LIBOR 1 Month + 6.35%), 9/25/28 (l)	U.S.$	1,776	$1,837,929
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C01, Class M2
4.833% (LIBOR 1 Month + 4.40%), 1/25/24 (l)		1,606	1,601,182
Series 2014-C04, Class 1M2
5.333% (LIBOR 1 Month + 4.90%), 11/25/24 (l)		6,100	6,130,219
Series 2015-C01, Class 1M2
4.733% (LIBOR 1 Month + 4.30%), 2/25/25 (l)		4,520	4,485,685
Series 2015-C02, Class 2M2
4.433% (LIBOR 1 Month + 4.00%), 5/25/25 (l)		916	891,244
Series 2015-C03, Class 1M2
5.433% (LIBOR 1 Month + 5.00%), 7/25/25 (l)		1,221	1,221,333
Series 2015-C03, Class 2M2
5.433% (LIBOR 1 Month + 5.00%), 7/25/25 (l)		2,720	2,735,176
Series 2015-C04, Class 1M2
6.133% (LIBOR 1 Month + 5.70%), 4/25/28 (l)		1,810	1,831,529
Series 2015-C04, Class 2M2
5.983% (LIBOR 1 Month + 5.55%), 4/25/28 (l)		2,007	2,001,652
Series 2016-C02, Class 1M2
6.435% (LIBOR 1 Month + 6.00%), 9/25/28 (l)		3,755	3,831,222
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
4.683% (LIBOR 1 Month + 4.25%), 11/25/24 (f)(l)		1,890	1,912,586
JP Morgan Madison Avenue Securities Trust
Series 2015-CH1, Class M2
5.933% (LIBOR 1 Month + 5.50%), 10/25/25 (d)(l)		2,230	2,157,225

			73,632,089

Non-Agency Fixed Rate - 1.6%
Alternative Loan Trust
Series 2006-19CB, Class A15
6.00%, 8/25/36		223	200,028
Series 2006-19CB, Class A24
6.00%, 8/25/36		143	129,786
Series 2006-24CB, Class A15
5.75%, 6/25/36		2,154	1,799,611
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		1,789	1,473,536
Series 2007-13, Class A2
6.00%, 6/25/47		2,610	2,064,564

	Principal Amount (000)		U.S. $ Value
BCAP LLC Trust
Series 2009-RR13, Class
17A3 6.004%, 4/26/37 (d)	U.S.$	790	$661,779
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (d)		1,219	983,020
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		3,817	3,496,422
Series 2007-AR4, Class 1A1A
5.346%, 3/25/37		561	497,305
Series 2010-3, Class 2A2
7.063%, 8/25/37 (d)		718	626,565
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-16, Class A1
6.50%, 10/25/37		1,373	1,253,317
Series 2007-3, Class A30
5.75%, 4/25/37		1,449	1,294,683
Series 2007-HY4, Class 1A1
2.746%, 9/25/47		803	717,284
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (d)		168	123,365
Series 2010-13R, Class 1A2
5.50%, 12/26/35 (d)		62	58,486
Series 2010-9R, Class 1A5
4.00%, 8/27/37 (d)		938	914,815
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		1,332	1,140,378
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA5, Class A1
2.439%, 9/25/36		2,134	1,630,907
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		893	800,705
Series 2007-10XS, Class A2
6.25%, 7/25/47		1,126	774,043
Nomura Resecuritization Trust
Series 2010-5RA, Class 1A7
6.50%, 10/26/37 (d)		1,870	1,655,468
Wells Fargo Mortgage Backed Securities Trust
Series 2007-AR7, Class A1
2.771%, 12/28/37		3,878	3,460,473
Series 2007-AR8, Class A1
2.813%, 11/25/37		1,546	1,357,647

			27,114,187

	Principal Amount (000)		U.S. $ Value
Agency Fixed Rate - 0.1%
Federal National Mortgage Association REMICs
Series 2013-87, Class KI
3.00%, 12/25/37 (o)	U.S.$	12,519	$1,278,236

Non-Agency Floating Rate - 0.0%
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
0.683% (LIBOR 1 Month + 0.25%), 4/25/37 (l)		833	375,385
Lehman XS Trust
Series 2007-10H, Class 2AIO
6.562% (LIBOR 1 Month + 7.00%), 7/25/37 (l)(o)		1,048	324,866

			700,251

Total Collateralized Mortgage Obligations (cost $103,783,238)			102,724,763

CORPORATES - INVESTMENT GRADE - 3.6%
Financial Institutions - 1.8%
Banking - 0.5%
Commerzbank AG
8.125%, 9/19/23 (d)		3,610	4,075,509
JPMorgan Chase & Co.
Series S
6.75%, 2/01/24 (n)		2,998	3,256,578
Nordea Bank AB
6.125%, 9/23/24 (d)(n)		596	567,690
Standard Chartered PLC
6.409%, 1/30/17 (d)(n)		300	286,374

			8,186,151

Insurance - 1.3%
AIG Life Holdings, Inc.
8.125%, 3/15/46 (d)		509	631,160
American International Group, Inc.
8.175%, 5/15/58		2,525	3,137,312
Fairfax Financial Holdings Ltd.
8.30%, 4/15/26		5,000	5,964,430
Great-West Life & Annuity Insurance Capital LP II
7.153%, 5/16/46 (d)		2,707	2,554,731
MetLife, Inc.
6.40%, 12/15/36		3,345	3,455,385
Series C
5.25%, 6/15/20 (n)		1,610	1,538,556
Pacific Life Insurance Co.
9.25%, 6/15/39 (d)		1,500	2,164,529

	Principal Amount (000)		U.S. $ Value
Transatlantic Holdings, Inc.
8.00%, 11/30/39	U.S.$	2,122	$2,833,110

			22,279,213

			30,465,364

Industrial - 1.6%
Basic - 0.2%
Braskem Finance Ltd.
6.45%, 2/03/24		1,204	1,128,750
GTL Trade Finance, Inc.
5.893%, 4/29/24 (d)		2,711	2,212,040
7.25%, 4/16/44 (d)		274	214,405
Minsur SA
6.25%, 2/07/24 (d)		285	269,052

			3,824,247

Capital Goods - 0.1%
General Electric Co.
Series
D 5.00%, 1/21/21 (n)		1,166	1,200,980

Communications - Telecommunications - 0.4%
Qwest Corp.
6.875%, 9/15/33		1,275	1,243,176
Verizon Communications, Inc.
4.522%, 9/15/48		6,159	6,169,477

			7,412,653

Consumer Non-Cyclical - 0.3%
Kraft Heinz Foods Co.
2.80%, 7/02/20 (d)		2,700	2,773,281
3.50%, 7/15/22 (d)		2,294	2,407,516

			5,180,797

Energy - 0.3%
Devon Energy Corp.
5.00%, 6/15/45		927	691,882
5.60%, 7/15/41		471	368,887
7.95%, 4/15/32		410	416,969
Devon Financing Co. LLC
7.875%, 9/30/31		270	264,756
Husky Energy, Inc.
7.25%, 12/15/19		350	386,857
Kinder Morgan, Inc./DE
5.55%, 6/01/45		1,468	1,304,653
Series G
7.75%, 1/15/32		1,367	1,429,868

			4,863,872

Technology - 0.2%
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (d)		3,670	3,606,806

	Principal Amount (000)		U.S. $ Value
Transportation - Airlines - 0.1%
Delta Air Lines Pass-Through Trust
Series 2007-1A
6.821%, 8/10/22	U.S.$	1,225	$1,408,476

			27,497,831

Utility - 0.2%
Electric - 0.2%
ComEd Financing III
6.35%, 3/15/33		3,462	3,738,728

Total Corporates - Investment Grade (cost $56,646,886)			61,701,923

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.6%
Non-Agency Fixed Rate CMBS - 3.4%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.543%, 6/10/49		1,517	1,505,426
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class D
5.105%, 11/10/46 (d)		6,525	5,690,036
Series 2014-GC21, Class D
4.836%, 5/10/47 (d)		6,052	4,906,441
Series 2014-GC23, Class D
4.507%, 7/10/47 (d)		1,323	1,089,019
Commercial Mortgage Trust
Series 2013-CR10, Class D
4.79%, 8/10/46 (d)		3,219	3,078,152
Series 2014-LC17, Class D
3.687%, 10/10/47 (d)		3,549	2,630,663
Series 2014-UBS5, Class D
3.495%, 9/10/47 (d)		1,041	714,627
Series 2015-DC1, Class D
4.353%, 2/10/48 (d)		2,730	2,044,316
Csail Commercial Mortgage Trust
Series 2015-C2, Class D
4.212%, 6/15/57		4,091	3,047,648
GS Mortgage Securities Trust
Series 2012-GC6, Class D
5.631%, 1/10/45 (d)		2,652	2,596,360
Series 2013-GC13, Class D
4.068%, 7/10/46 (d)		9,440	7,968,501
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class E
5.22%, 6/15/45 (d)		1,863	1,793,199
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.669%, 11/15/48		1,300	1,109,982
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class AJ
6.239%, 9/15/45		1,750	1,709,345

	Principal Amount (000)		U.S. $ Value
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class AJ
5.239%, 12/12/49	U.S.$	5,536	$5,383,674
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C19, Class D
3.25%, 12/15/47 (d)		1,194	841,854
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class D
3.957%, 12/15/47 (d)		3,781	2,652,577
Series 2015-LC20, Class D
4.366%, 4/15/50 (d)		4,000	2,908,276
WF-RBS Commercial Mortgage Trust
Series 2012-C8, Class E
4.874%, 8/15/45 (d)		4,000	3,831,259
Series 2014-C23, Class D
3.992%, 10/15/57 (d)		2,699	2,015,891

			57,517,246

Non-Agency Floating Rate CMBS - 0.2%
Great Wolf Trust
Series 2015-WOLF, Class A
1.886% (LIBOR 1 Month + 1.45%), 5/15/34 (d)(l)		4,138	4,070,144
Indus Eclipse PLC
Series 2007-1X, Class B
0.839% (LIBOR 3 Month + 0.25%), 1/25/20 (d)(l)	GBP	6	8,693

			4,078,837

Agency CMBS - 0.0%
Government National Mortgage Association
Series 2006-32, Class XM
0.021%, 11/16/45 (o)	U.S.$	465	356

Total Commercial Mortgage-Backed Securities (cost $67,419,635)			61,596,439

AGENCIES - 3.3%
Agency Debentures - 3.3%
Federal Home Loan Banks
5.50%, 7/15/36		8,695	11,978,693
Federal Home Loan Mortgage Corp.
6.25%, 7/15/32		15,000	21,932,910
Residual Funding Corp. Principal Strip
Zero Coupon, 7/15/20		25,000	23,422,325

Total Agencies (cost $54,353,197)			57,333,928

WHOLE LOAN TRUSTS - 1.5%
Performing Asset - 1.5%
Alpha Credit Debt Fund LLC
15.00%, 12/31/17 (g)(h)		1,234	1,233,656
16.00%, 1/01/21	MXN	32,620	1,888,043

	Principal Amount (000)		U.S. $ Value
AlphaCredit Capital, SA de CV
17.25%, 7/19/19 (g)(h)	MXN	13,358	$773,146
Cara Aircraft Leasing 28548, Inc.
8.00%, 12/02/19 (g)(h)	U.S.$	228	228,030
Cara Aircraft Leasing 28563, Inc.
8.00%, 6/11/19 (g)(h)		377	376,950
Cara Aircraft Leasing 28868, Inc.
8.00%, 12/02/19 (g)(h)		265	264,503
Deutsche Bank Mexico SA
8.00%, 10/31/34 (g)(h)(p)	MXN	45,599	1,886,561
8.00%, 10/31/34 (g)(h)		28,517	1,179,833
Flexpath Capital, Inc.
Series B
11.00%, 4/01/21 (g)(h)	U.S.$	1,280	1,251,363
Recife Funding Ltd.
Zero Coupon, 11/05/29 (g)(h)		2,884	3,012,881
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20-9/30/21 (g)(h)		2,920	2,780,959
Sheridan Consumer Finance Trust
10.86% (LIBOR 1 Month + 10.86%), 3/01/21 (g)(h)(l)		11,885	11,271,963

Total Whole Loan Trusts (cost $28,042,173)			26,147,888

	Shares
COMMON STOCKS - 1.3%
Financials - 1.2%
Diversified Financial Services - 0.0%
iPayment, Inc. (g)(h)(m)		110,385	364,270

Insurance - 1.2%
Mt Logan Re Ltd. (Preference Shares) (k)(m)(q)(r)		4,476	4,530,560
Mt Logan Re Ltd. (Preference Shares) (k)(m)(r)(s)		15,000	16,131,515

			20,662,075

			21,026,345

Consumer Discretionary - 0.1%
Auto Components - 0.0%
Exide Technologies (h)(k)(m)		45,970	131,474

Media - 0.1%
Ion Media Networks, Inc. - Class A (g)(h)(m)		2,512	756,514

			887,988

Energy - 0.0%
Energy Equipment & Services - 0.0%
Vantage Drilling International (g)(m)		5,303	583,330

Total Common Stocks (cost $23,780,443)			22,497,663

	Principal Amount (000)		U.S. $ Value
QUASI-SOVEREIGNS - 1.0%
Quasi-Sovereign Bonds - 1.0%
Indonesia - 0.4%
Majapahit Holding BV
7.875%, 6/29/37 (d)	U.S.$	6,188	$7,274,984

Mexico - 0.5%
Petroleos Mexicanos
5.625%, 1/23/46		4,710	3,958,284
6.50%, 6/02/41		4,900	4,613,350

			8,571,634

South Africa - 0.1%
Eskom Holdings SOC Ltd.
7.125%, 2/11/25 (a)(d)		1,070	988,273

Total Quasi-Sovereigns (cost $16,383,955)			16,834,891

EMERGING MARKETS - CORPORATE BONDS - 0.8%
Industrial - 0.8%
Basic - 0.1%
Elementia SAB de CV
5.50%, 1/15/25 (d)		1,039	1,024,714

Capital Goods - 0.3%
Cemex SAB de CV
7.25%, 1/15/21 (d)		1,176	1,218,630
Odebrecht Finance Ltd.
4.375%, 4/25/25 (d)		6,760	2,974,400
5.25%, 6/27/29 (d)		2,103	901,661
Servicios Corporativos Javer SAPI de CV
9.875%, 4/06/21 (d)		884	910,520

			6,005,211

Communications - Telecommunications - 0.1%
Digicel Ltd.
6.00%, 4/15/21 (d)		700	626,500
6.75%, 3/01/23 (d)		385	339,762

			966,262

Consumer Non-Cyclical - 0.2%
Cosan Luxembourg SA
5.00%, 3/14/23 (d)		1,361	1,197,680
9.50%, 3/14/18 (d)	BRL	3,117	710,842
Marfrig Overseas Ltd.
9.50%, 5/04/20 (d)	U.S.$	2,151	2,172,510
Tonon Luxembourg SA
7.25%, 1/24/20 (d)(e)(j)		2,354	329,611
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (e)(f)		4,738	172,937
10.875%, 1/13/20 (e)(f)		750	142,500
11.75%, 2/09/22 (e)(f)		1,690	62,699

			4,788,779

	Principal Amount (000)		U.S. $ Value
Transportation - Airlines - 0.1%
TAM Capital 3, Inc.
8.375%, 6/03/21 (d)	U.S.$	1,503	$1,204,279

Total Emerging Markets - Corporate Bonds (cost $27,052,233)			13,989,245

EMERGING MARKETS - SOVEREIGNS - 0.7%
Angola - 0.1%
Angolan Government International Bond
9.50%, 11/12/25 (d)		2,615	2,386,187

Dominican Republic - 0.1%
Dominican Republic International Bond
7.45%, 4/30/44 (d)		1,873	1,966,650

Ghana - 0.1%
Ghana Government International Bond
10.75%, 10/14/30 (d)		1,406	1,381,395

Ivory Coast - 0.1%
Ivory Coast Government International Bond
6.375%, 3/03/28 (d)		2,440	2,305,800

Kenya - 0.2%
Kenya Government International Bond
5.875%, 6/24/19 (d)		2,715	2,665,044

Zambia - 0.1%
Zambia Government International Bond
8.50%, 4/14/24 (d)		1,553	1,285,108

Total Emerging Markets - Sovereigns (cost $12,455,209)			11,990,184

EMERGING MARKETS - TREASURIES - 0.4%
Brazil - 0.4%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/25 (cost $9,236,103)	BRL	32,570	7,447,950

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of Illinois
Series 2010
7.35%, 7/01/35	U.S.$	3,330	3,638,225
Texas Transportation Commission State Highway Fund
Series 2010B
5.178%, 4/01/30		2,560	3,123,046

Total Local Governments - Municipal Bonds (cost $5,916,998)			6,761,271

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 0.3%
Autos - Fixed Rate - 0.2%
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
7.91%, 2/15/23 (d)	U.S.$	1,220	$1,212,094
Hertz Vehicle Financing LLC
Series 2013-1A, Class B2
2.48%, 8/25/19 (d)		2,169	2,107,985

			3,320,079

Other ABS - Fixed Rate - 0.1%
Atlas 2014-1 Limited
Series 2014-1, Class B
6.87%, 12/15/39		1,708	1,674,232

Total Asset-Backed Securities (cost $5,052,117)			4,994,311

	Shares
PREFERRED STOCKS - 0.3%
Financial Institutions - 0.3%
Banking - 0.1%
US Bancorp
Series F
6.50%		75,000	2,206,500

REITS - 0.2%
Digital Realty Trust, Inc.
6.35%		100,000	2,580,000

Total Preferred Stocks (cost $4,375,000)			4,786,500

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN AGENCIES - 0.2%
Brazil - 0.2%
Petrobras Global Finance BV
5.375%, 1/27/21 (cost $5,128,457)	U.S.$	5,000	4,133,150

	Shares
INVESTMENT COMPANIES - 0.1%
Funds and Investment Trusts - 0.1%
OCL Opportunities Fund II (g)(h) (cost $899,964)		6,916	1,099,705

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - SOVEREIGN BONDS - 0.1%
Indonesia - 0.1%
Indonesia Government International Bond
8.50%, 10/12/35 (d) (cost $906,057)	U.S.$	801	$1,084,608

BANK LOANS - 0.0%
Industrial - 0.0%
Basic - 0.0%
Magnetation LLC
12.00%, 7/07/16 (g)(h)(j) (cost $1,650,953)		1,652	662,265

MORTGAGE PASS-THROUGHS - 0.0%
Agency Fixed Rate 30-Year - 0.0%
Federal National Mortgage Association
Series 1999
7.50%, 11/01/29		24	29,067
Series 1998
8.00%, 6/01/28		18	21,002

Total Mortgage Pass-Throughs (cost $42,406)			50,069

	Shares
SHORT-TERM INVESTMENTS - 10.5%
Investment Companies - 10.5%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.42% (t)(u) (cost $181,154,676)		181,154,676	181,154,676

Total Investments - 151.3% (cost $2,529,586,033) (v)			2,607,632,481
Other assets less liabilities - (51.3)%			(884,283,120)

Net Assets - 100.0%			$1,723,349,361

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at March 31, 2016	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Euro-BOBL Futures	429	June 2016	$64,214,309	$63,997,647	$216,662
U.S. Long Bond (CBT) Futures	1,994	June 2016	329,663,737	327,888,375	1,775,362
U.S. T-Note 5 Yr (CBT) Futures	455	June 2016	55,076,000	55,129,649	(53,649)
U.S. T-Note 10 Yr (CBT) Futures	2,637	June 2016	343,900,750	343,840,078	60,672

					$1,999,047

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	GBP	1,032	USD	1,465	5/12/16	$(17,798)
BNP Paribas SA	AUD	26,810	USD	20,019	6/10/16	(469,483)
BNP Paribas SA	USD	278	ARS	4,842	1/26/17	(11,311)
BNP Paribas SA	USD	278	ARS	4,870	1/31/17	(10,556)
BNP Paribas SA	USD	278	ARS	4,898	2/03/17	(9,494)
BNP Paribas SA	USD	1,120	ARS	19,738	2/13/17	(42,907)
BNP Paribas SA	USD	845	ARS	14,969	2/16/17	(29,557)
BNP Paribas SA	USD	563	ARS	10,026	2/17/17	(17,462)
BNP Paribas SA	USD	1,690	ARS	30,416	2/21/17	(37,784)
BNP Paribas SA	USD	282	ARS	5,126	2/23/17	(3,557)
BNP Paribas SA	USD	537	ARS	9,826	2/24/17	(4,174)
BNP Paribas SA	USD	841	ARS	15,645	2/27/17	5,690
BNP Paribas SA	USD	441	ARS	8,276	2/28/17	6,313
BNP Paribas SA	USD	441	ARS	8,386	3/01/17	12,023
BNP Paribas SA	USD	486	ARS	9,474	3/02/17	26,075
Citibank	USD	12,479	RUB	935,474	4/07/16	1,432,257
Citibank	EUR	10,682	USD	11,605	5/13/16	(564,398)
Credit Suisse International	NOK	146,375	SEK	145,877	4/06/16	280,971
Credit Suisse International	GBP	11,988	USD	17,166	5/12/16	(54,463)
Credit Suisse International	EUR	16,176	USD	17,982	5/13/16	(446,274)
Credit Suisse International	SEK	146,098	EUR	15,771	5/13/16	(53,973)
Goldman Sachs Bank USA	BRL	43,279	USD	12,161	4/04/16	124,291
Goldman Sachs Bank USA	USD	11,015	BRL	43,279	4/04/16	1,021,687
Goldman Sachs Bank USA	CAD	37,094	USD	27,092	4/08/16	(1,470,182)
Goldman Sachs Bank USA	BRL	17,787	USD	4,821	5/03/16	(86,874)
Goldman Sachs Bank USA	TWD	125,389	USD	3,794	6/21/16	(107,161)
HSBC Bank USA	BRL	38,545	USD	9,670	4/04/16	(1,050,050)
HSBC Bank USA	USD	10,831	BRL	38,545	4/04/16	(110,697)
HSBC Bank USA	USD	16,665	NOK	143,071	4/06/16	624,562
HSBC Bank USA	USD	3,285	MXN	59,816	4/14/16	173,977
HSBC Bank USA	USD	17,211	JPY	1,946,390	5/20/16	105,417
HSBC Bank USA	USD	12,901	TRY	37,554	5/25/16	228,513
JPMorgan Chase Bank	CAD	44,177	USD	32,981	4/08/16	(1,035,463)
Standard Chartered Bank	BRL	4,734	USD	1,311	4/04/16	(5,959)
Standard Chartered Bank	USD	1,330	BRL	4,734	4/04/16	(13,595)
Standard Chartered Bank	SGD	37,393	USD	26,486	4/08/16	(1,256,780)
Standard Chartered Bank	USD	1,302	BRL	4,734	5/03/16	4,174
Standard Chartered Bank	TWD	595,170	USD	18,277	5/20/16	(240,011)
Standard Chartered Bank	TWD	1,003,089	USD	30,429	6/21/16	(776,432)
State Street Bank & Trust Co.	CAD	9	USD	7	4/08/16	(193)
State Street Bank & Trust Co.	USD	260	EUR	231	5/13/16	3,802
State Street Bank & Trust Co.	JPY	1,945,921	USD	17,478	5/20/16	166,475

						$(3,710,361)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts (000)	Premiums Received	U.S. $ Value
EUR vs. PLN	PLN	4.430	March 2016	$138,298	$114,563	$(122,315)
EUR vs. PLN		4.390	April 2016	136,365	106,262	(7,785)
EUR vs. SEK	SEK	9.460	April 2016	290,753	94,367	(7,629)

					$315,192	$(137,729)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	(5.00)%	3.69%	$758	$(38,588)	$(620)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	(5.00)	3.69	757	(38,432)	(6,362)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	(5.00)	3.69	1,895	(96,156)	(15,918)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	(5.00)	3.69	379	(19,241)	(3,574)
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	(5.00)	3.69	379	(19,241)	134
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	(5.00)	4.29	5,933	(178,664)	(54,880)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	2.77	12,323	729,000	188,386
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00	3.69	6,741	342,074	58,937
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.29	2,248	67,695	65,868
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.29	2,248	67,695	63,635
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.29	2,248	67,695	66,477
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.29	2,250	67,756	71,616
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.29	1,556	46,857	50,370
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.29	1,555	46,826	52,868
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.29	1,555	46,827	48,937
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.39	766	21,869	2,270
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.39	765	21,734	8,743
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.39	1,914	54,378	21,492
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.39	383	10,881	4,763
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.39	5,933	168,562	70,821
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.39	383	10,881	425
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 25, 5 Year Index, 12/20/20*	5.00	4.29	1,555	46,827	9,397

				$1,427,235	$703,785

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker/(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	CAD	91,930	3/10/17	0.973%	3 Month CDOR	$(67,718)
Citigroup Global Markets, Inc./(CME Group)	AUD	115,610	3/11/17	2.140%	3 Month BBSW	50,059
Citigroup Global Markets, Inc./(CME Group)	CAD	149,400	6/05/17	1.054%	3 Month CDOR	(312,098)
Citigroup Global Markets, Inc./(CME Group)	AUD	208,120	6/09/17	2.200%	3 Month BBSW	(54,584)
Citigroup Global Markets, Inc./(CME Group)	NZD	157,680	6/09/17	3.368%	3 Month BKBM	(2,378,419)
Citigroup Global Markets, Inc./(CME Group)	GBP	17,170	6/05/20	6 Month LIBOR	1.651%	798,952
Citigroup Global Markets, Inc./(CME Group)		12,260	6/05/20	6 Month LIBOR	1.644%	565,382
Citigroup Global Markets, Inc./(CME Group)		$42,130	2/10/25	2.034%	3 Month LIBOR	(1,755,786)
Citigroup Global Markets, Inc./(CME Group)	CAD	11,800	3/10/25	3 Month CDOR	2.019%	493,088
Citigroup Global Markets, Inc./(CME Group)	AUD	18,170	3/11/25	6 Month BBSW	2.973%	416,787
Citigroup Global Markets, Inc./(CME Group)	CAD	19,810	6/05/25	3 Month CDOR	2.281%	1,216,130
Citigroup Global Markets, Inc./(CME Group)	AUD	27,550	6/09/25	6 Month BBSW	3.384%	1,407,542
Citigroup Global Markets, Inc./(CME Group)	NZD	18,390	6/09/25	3 Month BKBM	4.068%	1,314,112
Citigroup Global Markets, Inc./(CME Group)		18,390	6/09/25	3 Month BKBM	4.068%	1,314,150
Citigroup Global Markets, Inc./(CME Group)		$8,010	6/09/25	2.489%	3 Month LIBOR	(690,048)
Citigroup Global Markets, Inc./(CME Group)		6,010	6/09/25	2.491%	3 Month LIBOR	(518,841)
Citigroup Global Markets, Inc./(CME Group)	NZD	19,500	7/31/25	3.700%	3 Month BKBM	(871,570)
Citigroup Global Markets, Inc./(CME Group)		7,940	7/31/25	3 Month LIBOR	2.365%	564,538
Citigroup Global Markets, Inc./(CME Group)	GBP	2,720	6/05/45	2.394%	6 Month LIBOR	(726,829)
Citigroup Global Markets, Inc./(LCH Clearnet)		12,000	3/03/19	6 Month LIBOR	1.921%	552,239

Clearing Broker/(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(LCH Clearnet)	$47,150	3/25/24	2.887%	3 Month LIBOR	$(5,054,800)
Citigroup Global Markets, Inc./(LCH Clearnet)	46,860	4/02/24	2.851%	3 Month LIBOR	(5,485,957)

					$(9,223,671)

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at March 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC
CDX-CMBX.NA., 5/11/63*	5.00%	7.22%	$5,000	$(553,800)	$(135,569)	$(418,231)
Credit Suisse International
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	0.89	591	2,223	(5,143)	7,366
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	0.89	238	896	(2,074)	2,970
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	0.89	241	906	(2,096)	3,002
Kohl’s Corp., 6.25% 12/15/17, 6/20/19*	1.00	0.89	347	1,304	(2,708)	4,012
CDX-CMBX.NA., 5/11/63*	5.00	7.22	4,000	(443,041)	50,709	(493,750)
CDX-CMBX.NA., 5/11/63*	3.00	4.11	660	(40,321)	(9,420)	(30,901)
Goldman Sachs International
CDX-CMBX.NA., 5/11/63*	3.00	4.11	2,000	(122,187)	(28,541)	(93,646)
CDX-CMBX.NA., 5/11/63*	3.00	4.11	4,400	(268,810)	(52,405)	(216,405)
CDX-CMBX.NA., 5/11/63*	3.00	4.11	2,000	(122,187)	(28,541)	(93,646)
CDX-CMBX.NA., 5/11/63*	5.00	7.22	5,000	(553,800)	(135,569)	(418,231)

				$(2,098,817)	$(351,357)	$(1,747,460)

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Interest Rate	Maturity	U.S. $ Value at March 31, 2016
Bank of America	0.60%	4/11/16	$62,027,709
Credit Suisse Securities (USA) LLC+	(0.25)%*	—	943,541
HSBC Bank USA	0.53%	4/07/16	69,675,606
HSBC Bank USA	0.55%	4/14/16	98,207,385
HSBC Bank USA	0.59%	4/21/16	40,656,003
HSBC Bank USA	0.60%	4/05/16	78,848,647
HSBC Bank USA	0.60%	4/19/16	52,403,035
HSBC Bank USA	0.63%	4/04/16	21,437,247
HSBC Bank USA	0.67%	4/20/16	113,023,749
Jefferies & Co., Inc.	0.58%	4/13/16	20,166,442
JPMorgan Chase Bank	0.53%	4/18/16	49,276,244
JPMorgan Chase Bank	0.55%	4/26/16	260,978,418
JPMorgan Chase Bank	0.60%	4/05/16	73,711,017

			$941,555,043

+	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on March 31, 2016
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

Remaining Contracted Maturity of the Agreements

Reverse Repurchase Agreements

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
GOVERNMENTS - TREASURIES	$940,411,502	$	– 0	–	$	– 0	–	$	– 0	–	$940,411,502
QUASI-SOVEREIGNS	943,541		– 0	–		– 0	–		– 0	–	943,541

Total	$941,355,043	$	– 0	–	$	– 0	–	$	– 0	–	$941,355,043

^	Less than $0.50.
(a)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the aggregate market value of these securities amounted to $162,594,271 or 9.4% of net assets.
(e)	Security is in default and is non-income producing.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.36% of net assets as of March 31, 2016, are considered illiquid and restricted.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re Ltd.
Series 2015-1A, Class M1
2.933%, 7/25/25	7/27/15	$3,677,123	$3,632,170	0.21%
Golden Energy Offshore Services AS
8.31%, 5/28/17	5/14/14 - 12/04/15	1,625,770	358,029	0.02%
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
4.683%, 11/25/24	11/06/15	1,862,369	1,912,586	0.11%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	2/19/15	861,787	70,350	0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	6/13/13 - 1/27/14	3,510,948	172,937	0.01%
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	6/09/14	745,965	142,500	0.01%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	1/29/14 - 2/03/14	916,308	62,699	0.00%

(g)	Illiquid security.
(h)	Fair valued by the Adviser.
(i)	Convertible security.
(j)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at March 31, 2016.
(k)	Restricted and illiquid security.

Restricted Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide Technologies
Series AI
7.00%, 4/30/25	4/30/15 - 12/01/15	$4,991,562	$4,229,763	0.25%
Exide Technologies	4/30/15	87,194	131,474	0.01%
Mt Logan Re Ltd. (Preference Shares) (s)	4/01/15	15,000,000	16,131,515	0.94%
Mt Logan Re Ltd. (Preference Shares) (q)	12/30/14	4,476,000	4,530,560	0.26%

(l)	Floating Rate Security. Stated interest rate was in effect at March 31, 2016.
(m)	Non-income producing security.
(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(o)	IO - Interest Only
(p)	Variable rate coupon, rate shown as of March 31, 2016.
(q)	Effective prepayment date of April 2017.
(r)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(s)	Effective prepayment date of December 2016.
(t)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(u)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(v)	As of March 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $136,758,247 and gross unrealized depreciation of investments was $(58,711,799), resulting in net unrealized appreciation of $78,046,448.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
EUR	-	Euro

GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
BBSW	-	Bank Bill Swap Reference Rate (Australia)
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
INTRCONX	-	Inter-Continental Exchange
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
NIBOR	-	Norwegian Interbank Offered Rate
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits

COUNTRY BREAKDOWN *

March 31, 2016 (unaudited)

88.2%	United States
1.0%	Brazil
0.8%	Bermuda
0.6%	Mexico
0.5%	Canada
0.3%	Indonesia
0.3%	Germany
0.2%	United Kingdom
0.2%	Luxembourg
0.2%	France
0.1%	Kenya
0.1%	Angola
0.1%	Ivory Coast
0.5%	Other
6.9%	Short-Term

100.0%	Total Investments

*	All data are as of March 31, 2016. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.1% or less in the following countries: Barbados, Cayman Islands, Dominican Republic, Ghana, Italy, Jamaica, Netherlands, Norway, Peru, South Africa, Sweden, Switzerland and Zambia.

AB Income Fund

March 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2016:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Governments - Treasuries	$	– 0	–	$1,907,087,142		$	– 0	–	$1,907,087,142
Corporates - Non-Investment Grade		– 0	–	107,022,297			6,531,613		113,553,910
Collateralized Mortgage Obligations		– 0	–	1,278,236			101,446,527		102,724,763
Corporates - Investment Grade		– 0	–	61,701,923			– 0	–	61,701,923
Commercial Mortgage-Backed Securities		– 0	–	4,070,500			57,525,939		61,596,439
Agencies		– 0	–	57,333,928			– 0	–	57,333,928
Whole Loan Trusts		– 0	–	– 0	–		26,147,888		26,147,888
Common Stocks:
Financials		– 0	–	– 0	–		21,026,345		21,026,345
Consumer Discretionary		– 0	–	– 0	–		887,988		887,988
Energy		– 0	–	583,330			– 0	–	583,330
Quasi-Sovereigns		– 0	–	16,834,891			– 0	–	16,834,891
Emerging Markets - Corporate Bonds		– 0	–	13,659,634			329,611		13,989,245
Emerging Markets - Sovereigns		– 0	–	11,990,184			– 0	–	11,990,184
Emerging Markets - Treasuries		– 0	–	7,447,950			– 0	–	7,447,950
Local Governments - Municipal Bonds		– 0	–	6,761,271			– 0	–	6,761,271
Asset-Backed Securities		– 0	–	3,320,079			1,674,232		4,994,311
Preferred Stocks		4,786,500		– 0	–		– 0	–	4,786,500
Governments - Sovereign Agencies		– 0	–	4,133,150			– 0	–	4,133,150
Governments - Sovereign Bonds		– 0	–	1,084,608			– 0	–	1,084,608
Bank Loans		– 0	–	– 0	–		662,265		662,265
Mortgage Pass-Throughs		– 0	–	50,069			– 0	–	50,069
Short-Term Investments		181,154,676		– 0	–		– 0	–	181,154,676

Total Investments in Securities		185,941,176		2,204,359,192			216,232,408		2,606,532,776

Other Financial Instruments (a):
Assets:
Futures		2,052,696		– 0	–		– 0	–	2,052,696
Forward Currency Exchange Contracts		– 0	–	4,216,227			– 0	–	4,216,227
Centrally Cleared Credit Default Swaps		– 0	–	785,139			– 0	–	785,139
Centrally Cleared Interest Rate Swaps		– 0	–	8,692,979			– 0	–	8,692,979
Credit Default Swaps		– 0	–	17,350			– 0	–	17,350
Liabilities:
Futures		(53,649)		– 0	–		– 0	–	(53,649)
Forward Currency Exchange Contracts		– 0	–	(7,926,588)			– 0	–	(7,926,588)
Currency Options Written		– 0	–	(137,729)			– 0	–	(137,729)
Centrally Cleared Credit Default Swaps		– 0	–	(81,354)			– 0	–	(81,354)
Centrally Cleared Interest Rate Swaps		– 0	–	(17,916,650)			– 0	–	(17,916,650)
Credit Default Swaps		– 0	–	(1,764,810)			– 0	–	(1,764,810)

Total (b)		$187,940,223		$2,190,243,756			$216,232,408		$2,594,416,387

Investments valued at NAV (c)									1,099,705

Total Investments									$2,595,516,092

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument. Other financial instruments may also include options written which are valued at market value.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.
(c)	As of March 31, 2016, certain of the Fund’s investments were fair valued using net asset value (“NAV”) per share and have been excluded from the fair value hierarchy.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade		Collateralized Mortgage Obligations		Commercial Mortgage-Backed Securities
Balance as of 12/31/15	$7,013,931		$97,375,665		$60,751,150
Accrued discounts/(premiums)	81,002		41,470		38,173
Realized gain (loss)	(8,740)		(208,779)		15,412
Change in unrealized appreciation/depreciation	(530,577)		(362,089)		(2,161,212)
Purchases/Payups	162,481		6,767,851		– 0	–
Sales/Paydowns	(186,484)		(2,167,591)		(1,117,584)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 3/31/16	$6,531,613		$101,446,527		$57,525,939

Net change in unrealized appreciation/depreciation from investments held as of 3/31/16	$(530,577)		$(477,234)		$(2,161,212)

	Whole Loan Trusts		Common Stocks		Emerging Markets - Corporate Bonds
Balance as of 12/31/15	$26,950,760		$22,554,552		$ – 0	–
Accrued discounts/(premiums)	13,384		– 0	–	(534)
Realized gain (loss)	(232,113)		– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(519,540)		(640,219)		94,709
Purchases/Payups	2,378,059		– 0	–	– 0	–
Sales/Paydowns	(2,442,662)		– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–	235,436
Transfers out of Level 3	– 0	–	– 0	–	– 0	–

Balance as of 3/31/16	$26,147,888		$21,914,333		$329,611

Net change in unrealized appreciation/depreciation from investments held as of 3/31/16	$(517,686)		$(640,219)		$94,709

	Asset-Backed Securities		Investment Companies		Bank Loans
Balance as of 12/31/15	$1,744,238		$1,050,272		$4,226,990
Accrued discounts/(premiums)	– 0	–	– 0	–	13,164
Realized gain (loss)	– 0	–	– 0	–	(415,745)
Change in unrealized appreciation/depreciation	(7,606)		– 0	–	5,330
Purchases/Payups	– 0	–	– 0	–	48,622
Sales/Paydowns	(62,400)		– 0	–	(3,216,096)
Transfers in to Level 3	– 0	–	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	(1,050,272)		– 0	–

Balance as of 3/31/16	$1,674,232		$ – 0	–	$662,265

Net change in unrealized appreciation/depreciation from investments held as of 3/31/16	$(7,606)		$ – 0	–	$(480,850)

	Total
Balance as of 12/31/15	$221,667,558
Accrued discounts/(premiums)	186,659
Realized gain (loss)	(849,965)
Change in unrealized appreciation/depreciation	(4,121,204)
Purchases/Payups	9,357,013
Sales/Paydowns	(9,192,817)
Transfers in to Level 3	235,436
Transfers out of Level 3	(1,050,272)

Balance as of 3/31/16	$216,232,408	(a)

Net change in unrealized appreciation/depreciation from investments held as of 3/31/16	$(4,720,675)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s Level 3 investments at March 31,2016. Securities priced i) at net asset value, or ii) by third party vendors are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 3/31/16	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non-Investment Grade	$1,779,181	Discounted Cashflow	Discount Rate Convertible Feature Value		12.5%+7.0% PIK / NA 22.20%-2.20% / 12.20%
Whole Loan Trusts	1,233,656	Recovery Analysis	Deliquency Rate		<4% / NA
	1,888,043	Recovery Analysis	Deliquency Rate Collateralization		<5% / NA >1.1X/ NA
	773,146	Recovery Analysis	Deliquency Rate Collateralization		<5% / NA >1.1X/ NA
	228,030	Recovery Analysis	Appraisal Value		$3,376,000 / NA
	376,950	Recovery Analysis	Appraisal Value		$4,560,000 / NA
	264,503	Recovery Analysis	Appraisal Value		$3,200,000 / NA
	1,886,561	Projected Cashflow	Level Yield		13.45%/ NA
	1,179,833	Projected Cashflow	Level Yield		13.45%/ NA
	1,251,363	Projected Cashflow	Level Yield		97.76%/ NA
	3,012,881	Market- Approach	Underlying NAV of the collateral		$104.50/ NA
	976,170	Recovery Analysis	Cumulative Loss		<17.0% / NA
	1,804,789	Recovery Analysis	Cumulative Loss		<15.3% / NA
	11,271,963	Projected Cashflow	Level Yield		10.25%/ NA
Common Stocks	131,474	Option Pricing Model	Enterprise Value Exercise Price Years to Expiration EV Volatility % Risk Free Rate	$ $	519.2mil – $603.2Mil/NA 730.4mil – $830.5mil/NA 2.5yr-4.5yr/NA 22.6%-26.5%/NA 1.09%-1.55%/NA
	756,514	Market- Approach	EBITDA* Projection EBITDA* Multiples		$179.1MM/ NA 7.3X – 9.3X/8.3X
Bank Loans	662,265	Market- Approach	EBITDA* EBITDA* Multiple Scrap Value	$ $	28mil - $70mil 6X 110mil

*	Earnings before Interest, Taxes, Depreciation and Amortization.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions of investments in affiliated issuers for the quarter ended March 31, 2016 is as follows:

							Distributions
Affiliated Issuer	Market Value 12/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 03/31/16 (000)	Income (000)	Realized Gains (000)
AB Fixed Income Shares, Inc. - Government STIF Portfolio	$78,338	$285,594	$182,777	$0	$0	$181,155	$111	$0

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 25, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 25, 2016